COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Schedule of Product warranty activity

	Three Months Ended		Nine Months Ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Balance at beginning of period	$116	$220	$84	$217
Warranty claims paid	(9)	(45)	(35)	(56)
Warranty expense (recovery)	22	25	80	39

Balance at end of period	$129	$200	$129	$200